SMEAD VALUE FUND
Schedule of Investments
February 28, 2026 (Unaudited)
	Shares	Value
COMMON STOCKS 94.82%
Banks 12.08%
Bank of America Corp.	2,546,503	$126,892,244
Fifth Third Bancorp	2,612,991	129,264,665
JPMorgan Chase & Co.	383,816	115,259,945
M&T Bank Corp.	271,159	58,836,080
Western Alliance Bancorp	1,251,733	100,539,195
		530,792,129
Consumer Durables & Apparel 13.25%
Crocs, Inc. (a)	477,987	43,358,201
DR Horton, Inc.	1,381,465	221,573,171
Lennar Corp. – Class A	1,463,871	167,408,288
NVR, Inc. (a)	19,879	149,446,147
		581,785,807
Diversified Financials 6.00%
American Express Co.	555,920	171,723,688
Credit Acceptance Corp. (a)	194,269	91,924,206
		263,647,894
Energy 22.36%
APA Corp.	7,656,332	232,522,803
Cenovus Energy, Inc. (b)	11,412,967	254,272,253
ConocoPhillips	1,541,764	174,928,544
Diamondback Energy, Inc.	986,847	171,790,326
Occidental Petroleum Corp.	2,795,343	148,376,806
		981,890,732
Health Care Equipment & Services 2.14%
UnitedHealth Group, Inc.	320,978	94,133,218
Pharmaceuticals, Biotechnology & Life Sciences 12.12%
Amgen, Inc.	644,022	249,983,579
Merck & Co., Inc.	2,280,840	282,413,609
		532,397,188
Real Estate 11.91%
Macerich Co. (The) – REIT	11,215,899	229,589,452
Simon Property Group, Inc. – REIT	1,438,809	293,301,215
		522,890,667
The accompanying notes are an integral part of these financial statements.
0

SMEAD VALUE FUND
Schedule of Investments (Continued)
February 28, 2026 (Unaudited)
	Shares	Value
Retailing 11.20%
eBay, Inc.	1,633,744	$148,441,980
Home Depot, Inc. (The)	283,487	107,929,171
Target Corp.	1,377,494	156,745,042
Ulta Beauty, Inc. (a)	115,242	78,916,569
		492,032,762
Semiconductors & Semiconductor Equipment 1.63%
QUALCOMM, Inc.	503,690	71,705,308
Transportation 2.13%
U-Haul Holding Co. (Non Voting)	1,984,111	93,570,675
TOTAL COMMON STOCKS (Cost $2,806,662,854)		4,164,846,380
SHORT-TERM INVESTMENTS 5.20%
Money Market Fund 5.20%
Northern Institutional Treasury Portfolio — Premier Class, 3.54% (c)	228,376,215	228,376,215
TOTAL SHORT-TERM INVESTMENTS (Cost $228,376,215)		228,376,215
TOTAL INVESTMENTS (Cost $3,035,039,069) 100.02%		4,393,222,595
Other Assets in Excess of Liabilities (0.02)%		(965,410)
TOTAL NET ASSETS 100%		$4,392,257,185

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of February 28, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
February 28, 2026 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Fund value their investments at fair value. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2026 (Unaudited)
Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 28, 2026:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$4,164,846,380	$—	$—	$4,164,846,380
Total Equity	4,164,846,380	—	—	4,164,846,380
Short-Term Investments	—	228,376,215	—	228,376,215
Total Investments on Securities	$4,164,846,380	$228,376,215	$—	$4,393,222,595

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at February 28, 2026. For the period ended February 28, 2026, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
February 28, 2026 (Unaudited)
	Shares	Value
COMMON STOCKS 94.97%
Australia 1.22%
Materials 1.22%
Whitehaven Coal Ltd.	541,986	$3,007,365
Austria 8.78%
Financials 8.78%
BAWAG Group AG (a)	138,450	21,611,598
Canada 33.55%
Consumer Discretionary 0.72%
Spin Master Corp. (a)	125,435	1,770,187
Consumer Staples 0.74%
Alimentation Couche-Tard, Inc.	30,181	1,831,592
Energy 29.42%
Cenovus Energy, Inc.	1,513,332	33,715,890
Imperial Oil Ltd.	62,273	7,283,939
International Petroleum Corp. (b)	252,700	5,767,055
Strathcona Resources Ltd.	598,638	13,078,269
Tamarack Valley Energy Ltd.	1,680,113	12,551,117
		72,396,270
Materials 1.88%
West Fraser Timber Co. Ltd.	69,502	4,614,275
Real Estate 0.79%
H&R Real Estate Investment Trust – REIT	255,300	1,952,112
		82,564,436
Denmark 2.45%
Consumer Discretionary 2.45%
Pandora AS	76,087	6,024,266
Italy 8.65%
Financials 8.65%
Assicurazioni Generali SpA	176,151	7,488,870
UniCredit SpA	163,621	13,799,853
		21,288,723
Japan 2.28%
Consumer Discretionary 2.28%
Subaru Corp.	296,508	5,598,032
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2026 (Unaudited)
	Shares	Value
Netherlands 0.71%
Communications 0.71%
Universal Music Group NV	77,569	$1,751,413
Norway 5.59%
Industrials 5.59%
Frontline PLC	369,749	13,758,830
Spain 4.75%
Financials 4.75%
Bankinter SA	697,185	11,686,200
Switzerland 5.89%
Consumer Discretionary 1.28%
Garrett Motion, Inc.	154,337	3,142,301
Health Care 4.61%
Roche Holding AG	23,758	11,341,406
		14,483,707
United Kingdom 20.25%
Communications 2.01%
Autotrader Group PLC (a),(b)	744,372	4,944,541
Consumer Discretionary 5.31%
Burberry Group PLC (b)	438,737	6,829,255
Next PLC	34,242	6,240,830
		13,070,085
Financials 7.51%
Barclays PLC	1,831,384	11,058,193
NatWest Group PLC	891,448	7,431,599
		18,489,792
Materials 5.42%
Glencore PLC (b)	1,853,570	13,338,806
		49,843,224
United States 0.85%
Energy 0.85%
Occidental Petroleum Corp.	39,332	2,087,743
TOTAL COMMON STOCKS (Cost $141,192,154)		233,705,537
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
February 28, 2026 (Unaudited)
	Shares	Value
WARRANTS 1.15%
United States 1.15%
Energy 1.15%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	91,555	2,842,783
TOTAL WARRANTS (Cost $955,889)		2,842,783
SHORT-TERM INVESTMENTS 5.61%
Money Market Fund 5.61%
Northern Institutional Treasury Portfolio — Premier Class, 3.54% (c)	13,807,202	13,807,202
TOTAL SHORT-TERM INVESTMENTS (Cost $13,807,202)		13,807,202
TOTAL INVESTMENTS (Cost $155,955,245) 101.73%		250,355,522
Other Assets in Excess of Liabilities (1.73)%		(4,265,241)
TOTAL NET ASSETS 100.00%		$246,090,281

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the value of these securities totaled $28,326,326 or 11.51% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day annualized yield as of February 28, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements
February 28, 2026 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Fund value their investments at fair value. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements (Continued)
February 28, 2026 (Unaudited)
Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of February 28, 2026:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$92,739,021	$140,966,516	$—	$233,705,537
Warrants	2,842,783	—	—	2,842,783
Total Equity	95,581,804	140,966,516	—	236,548,320
Short-Term Investments	—	13,807,202	—	13,807,202
Total Investments on Securities	$95,581,804	$154,773,718	$—	$250,355,522

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at February 28, 2026. For the period ended February 28, 2026, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the reporting period.